Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17. COMMITMENTS AND CONTINGENCIES
Office Building Construction
On February 18, 2021, the Company won a bid with a third-party to build an office building in Taipei and entered into a property development agreement in May 2021, at which time it delivered a US$5,322 thousand performance bond secured by a certificate of deposit. Based on the terms of the property development agreement, the Company is required to complete construction within three years after the construction license is approved.
Litigation
From time to time, the Company is subject to threats of litigation or actual litigation in the ordinary course of business, some of which may be material. On April 5, 2022, Rampart Asset Management LLC, commenced a patent infringement lawsuit against the Company in the United States District Court of the Eastern District of Texas, Marshall Divisions. On October 31, 2022, the parties settled and the Company paid Rampart US$390 thousand.